STOCK CAPITAL (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		159 Months Ended	162 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 232	$ 301	$ 872	$ 781	$ 29,544	$ 29,776
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	128	75	105	236	17,871	17,999
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	104	226	767	545	11,425	11,529
Financial expenses, net [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 0	$ 0	$ 0	$ 0	$ 248	$ 248